Commitment and contingency (Tables)	12 Months Ended
Sep. 30, 2019
Commitment and contingency
Schedule of operating leases for minimum rentals

Twelve months ending September 30:
2020	$68,548
2021	37,656
2022	37,656
2023	37,656
2024	37,656
Thereafter	191,418
Total	$410,590